SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as set forth below.

On May 3, 2021, the Company was informed by Prosus that Prosus received notice from CFIUS that it has concluded all action under Section 721 of the Defense Production Act of 1950 and determined that there are no unresolved national security concerns with respect to the Prosus PIPE Investment.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 22, 2021, the Company entered into an amendment (the “Merger Agreement Amendment”), to which amends and restates in its entirety the definition of “Applicable Majority” in the Skillsoft Merger Agreement. The definition of “Applicable Majority” is used in the Skillsoft Merger Agreement.